Available-for-sale Securities Classified by Length of Unrealized Loss Position (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	¥ 13,542	¥ 9,358
Gross Unrealized Losses within 1 year	451	1,523
Aggregate Fair Value over 1 year	3,883	4,168
Gross Unrealized Losses over 1 year	1,059	1,097
Total Aggregate Fair Value	17,425	13,526
Total Gross Unrealized Losses	1,510	2,620
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	2,135	7,170
Gross Unrealized Losses within 1 year	287	1,338
Aggregate Fair Value over 1 year	1	7
Gross Unrealized Losses over 1 year	0	3
Total Aggregate Fair Value	2,136	7,177
Total Gross Unrealized Losses	287	1,341
Investment trusts
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	2,796	1,125
Gross Unrealized Losses within 1 year	131	89
Total Aggregate Fair Value	2,796	1,125
Total Gross Unrealized Losses	131	89
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	8,235	902
Gross Unrealized Losses within 1 year	32	76
Aggregate Fair Value over 1 year	3,055	2,501
Gross Unrealized Losses over 1 year	762	688
Total Aggregate Fair Value	11,290	3,403
Total Gross Unrealized Losses	794	764
Government bonds and public bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	376	151
Gross Unrealized Losses within 1 year	1	14
Aggregate Fair Value over 1 year	827	1,250
Gross Unrealized Losses over 1 year	297	371
Total Aggregate Fair Value	1,203	1,401
Total Gross Unrealized Losses	298	385
Other debt securities
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year		10
Gross Unrealized Losses within 1 year		6
Aggregate Fair Value over 1 year		410
Gross Unrealized Losses over 1 year		35
Total Aggregate Fair Value		420
Total Gross Unrealized Losses		¥ 41